GS Mortgage-Backed Securities Trust 2022 ABS-15G

Exhibit 99.6 Schedule 2

ASF
Run Date - XX/XX/XXXX
Scienna Loan ID	Loan #1	Loan #2	PrimaryServicer	ServicingFee-Percentage	ServicingFee-Flat-dollar	ServicingAdvanceMethodology	Originator	LoanGroup	AmortizationType	LienPosition	HELOCIndicator	LoanPurpose	CashOutAmount	TotalOriginationandDiscountPoints($)	Covered/HighCostLoanIndicator	RelocationLoanIndicator	BrokerIndicator	Channel	EscrowIndicator	SeniorLoanAmount(s)	LoanTypeofMostSeniorLien	HybridPeriodofMostSeniorLien(Mos)	NegAmLimitofMostSeniorLien	JuniorMortgageBalance	OriginationDateofMostSeniorLien	OriginationDate	OriginalLoanAmount	OriginalInterestRate	OriginalAmortizationTerm	OriginalTermtoMaturity	FirstPaymentDateofLoan	InterestTypeIndicator	OriginalInterestOnlyTerm	BuyDownPeriod	HELOCDrawPeriod	CurrentLoanAmount	CurrentInterestRate	CurrentPaymentAmountDue	InterestPaidThroughDate	CurrentPaymentStatus	IndexType	ARMLook-backDays	GrossMargin	ARMRoundFlag	ARMRoundFactor	InitialFixedRatePeriod	InitialInterestRateCap(ChangeUp)	InitialInterestRateCap(ChangeDown)	SubsequentInterestRateResetPeriod	SubsequentInterestRate(ChangeDown)	SubsequentInterestRateCap(ChangeUp)	LifetimeMaximumRate(Ceiling)	LifetimeMinimumRate(Floor)	NegativeAmortizationLimit	InitialNegativeAmortizationRecastPeriod	SubsequentNegativeAmortizationRecastPeriod	InitialFixedPaymentPeriod	SubsequentPaymentResetPeriod	InitialPeriodicPaymentCap	SubsequentPeriodicPaymentCap	InitialMinimumPaymentResetPeriod	SubsequentMinimumPaymentResetPeriod	OptionARMIndicator	OptionsatRecast	InitialMinimumPayment	CurrentMinimumPayment	PrepaymentPenaltyCalculation	PrepaymentPenaltyType	PrepaymentPenaltyTotalTerm	PrepaymentPenaltyHardTerm	PrimaryBorrowerID	NumberofMortgagedProperties	TotalNumberofBorrowers	Self-employmentFlag	Current‘Other’MonthlyPayment	LengthofEmployment:Borrower	LengthofEmployment:Co-Borrower	YearsinHome	FICOModelUsed	MostRecentFICODate	PrimaryWageEarnerOriginalFICO:Equifax	PrimaryWageEarnerOriginalFICO:Experian	PrimaryWageEarnerOriginalFICO:TransUnion	SecondaryWageEarnerOriginalFICO:Equifax	SecondaryWageEarnerOriginalFICO:Experian	SecondaryWageEarnerOriginalFICO:TransUnion	MostRecentPrimaryBorrowerFICO	MostRecentCo-BorrowerFICO	MostRecentFICOMethod	VantageScore:PrimaryBorrower	VantageScore:Co-Borrower	MostRecentVantageScoreMethod	VantageScoreDate	CreditReport:LongestTradeLine	CreditReport:MaximumTradeLine	CreditReport:NumberofTradeLines	CreditLineUsageRatio	MostRecent12-monthPayHistory	MonthsBankruptcy	MonthsForeclosure	PrimaryBorrowerWageIncome	Co-BorrowerWageIncome	PrimaryBorrowerOtherIncome	Co-BorrowerOtherIncome	AllBorrowerWageIncome	AllBorrowerTotalIncome	4506-TIndicator	BorrowerIncomeVerificationLevel	Co-BorrowerIncomeVerification	BorrowerEmploymentVerification	Co-BorrowerEmploymentVerification	BorrowerAssetVerification	Co-BorrowerAssetVerification	Liquid/CashReserves	MonthlyDebtAllBorrowers	OriginatorDTI	FullyIndexedRate	QualificationMethod	PercentageofDownPaymentfromBorrowerOwnFunds	City	State	PostalCode	PropertyType	Occupancy	SalesPrice	OriginalAppraisedPropertyValue	OriginalPropertyValuationType	OriginalPropertyValuationDate	OriginalAVMModelName	OriginalAVMConfidenceScore	MostRecentPropertyValue	MostRecentPropertyValuationType	MostRecentPropertyValuationDate	MostRecentAVMModelName	MostRecentAVMConfidenceScore	OriginalCLTV	OriginalLTV	OriginalPledgedAssets	MortgageInsuranceCompanyName	MortgageInsurancePercent	MI:LenderorBorrowerPaid?	PoolInsuranceCo.Name	PoolInsuranceStopLoss%	MICertificateNumber	UpdatedDTI(Front-end)	UpdatedDTI(Back-end)	ModificationEffectivePaymentDate	TotalCapitalizedAmount	TotalDeferredAmount	Pre-ModificationInterest(Note)Rate	Pre-ModificationP&IPayment	Pre-ModificationInitialInterestRateChangeDownwardCap	Pre-ModificationSubsequentInterestRateCap	Pre-ModificationNextInterestRateChangeDate	Pre-ModificationI/OTerm	ForgivenPrincipalAmount	ForgivenInterestAmount	NumberofModifications	RealEstateInterest	CommunityOwnershipStructure	YearofManufacture	HUDCodeComplianceIndicator(Y/N)	GrossManufacturer’sInvoicePrice	LTI(Loan-to-Invoice)Gross	NetManufacturer’sInvoicePrice	LTI(Net)	ManufacturerName	ModelName	DownPaymentSource	Community/RelatedPartyLender(Y/N)	DefinedUnderwritingCriteria(Y/N)	ChattelIndicator
XXXX	XXXXXXX	XXXXXXX	XXXX				XXXX	UNK	1	1	0	9		$XXX	0	0	0	1	4					$XXX		XX/XX/XXXX	$XXX	XXXX	240	240	XX/XX/XXXX	2	0	0					XXXX																												0					3	1	1	$XXX	22			1	XX/XX/XXXX	XXXX	XXXX	XXXX				XXXX		3					516	$XXX	9	0.46	X			$XXX		$XXX		$XXX	$XXX	1	3		3		4		$XXX	$XXX	XXXX		1		XXX	XXXX	XXX	14	3		$XXX	3	XX/XX/XXXX	0		$XXX	9	XX/XX/XXXX	0		XXXX	XXXX	$XXX	XXXX			0													0
XXXX	XXXXXXX	XXXXXXX	XXXX				XXXX	UNK	1	1	0	9		$XXX	0	0	0	1	4							XX/XX/XXXX	$XXX	XXXX	240	240	XX/XX/XXXX	2	0	0					XXXX																												0					3	2	0	$XXX	3.5	14.5		1	XX/XX/XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	3					54	$XXX	8	0.15	X			$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	1	5	5	3	3	4	4	$XXX	$XXX	XXXX		1		XXX	XXXX	XXX	13	3		$XXX	3	XX/XX/XXXX	0		$XXX	9	XX/XX/XXXX	0		XXXX	XXXX	$XXX	XXXX			0													0